Restructuring - Summary of Restructuring and Related Costs (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred during the period	[1]		$ 44,692
One-time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred during the period			4,633
Amounts paid during the period		$ (1,053)	(3,580)
Balance, end of year			$ 1,053

[1]	For the year ended March 31, 2020, restructuring includes $0.9 million of stock-based compensation expense related to restructuring activities.